Shareholders' Equity (Deficit) - Additional Information (Detail) (USD $)	1 Months Ended	78 Months Ended	84 Months Ended		1 Months Ended	3 Months Ended
	Apr. 12, 2013	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2011	Apr. 12, 2013 IPO [Member]	Mar. 31, 2013 IPO [Member]
Shareholders Equity [Line Items]
Common stock, shares issued	797,792	325,243	20,671,935	306,280	797,792	10,714,286
Common Stock, Issue Price	$ 7.00	$ 0.001	$ 0.001	$ 0.001	$ 7.00	$ 7.00
Proceeds from issuing of shares	$ 5,200,000	$ 20,000	$ 20,000		$ 5,200,000	$ 68,100,000
Underwriting discounts						4,400,000
Offering costs						2,500,000
Preferred stock warrants liability						$ 500,000
Conversion to common shares from preferred shares						8,828,438